Leases (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable [Member]
IfrsStatementLineItems [Line Items]
Lease expenses (income)		R$ 61	R$ 55	R$ 40
Sublease Rentals [Member]
IfrsStatementLineItems [Line Items]
Lease expenses (income)	[1]	R$ (135)	R$ (241)	R$ (196)

[1]	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.